Segmented Information (Tables)	9 Months Ended
Jul. 31, 2022
Disclosure of operating segments [abstract]
Summary of Results by Business Segment
The following table summarizes the segment results for the three and nine months ended July 31, 2022 and July 31, 2021.
Results by Business Segment
1

(millions of Canadian dollars)	Canadian Retail		U.S. Retail		Wholesale Banking 2		Corporate 2		Total
	For the three months ended July 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Net interest income	$3,448	$3,044	$2,453	$1,990	$786	$632	$357	$338	$7,044	$6,004

Non-interest income	3,572	3,535	648	691	290	451	(629)	31	3,881	4,708

Total revenue	7,020	6,579	3,101	2,681	1,076	1,083	(272)	369	10,925	10,712
Provision for (recovery of) credit losses	170	100	107	(96)	25	2	49	(43)	351	(37)
Insurance claims and related expenses	829	836	–	–	–	–	–	–	829	836

Non-interest expenses	2,957	2,748	1,715	1,518	691	635	733	715	6,096	5,616

Income (loss) before income taxes and share of net income from investment in Schwab	3,064	2,895	1,279	1,259	360	446	(1,054)	(303)	3,649	4,297
Provision for (recovery of) income taxes	811	770	126	161	89	116	(323)	(125)	703	922

Share of net income from investment in Schwab 3,4	–	–	289	197	–	–	(21)	(27)	268	170
Net income (loss)	$2,253	$2,125	$1,442	$1,295	$271	$330	$(752)	$(205)	$3,214	$3,545

	For the nine months ended July 31
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Net interest income	$9,681	$8,895	$6,647	$5,971	$2,254	$1,941	$1,141	$1,062	$19,723	$17,869

Non-interest income	10,680	10,091	2,183	2,007	1,418	1,609	(535)	176	13,746	13,883

Total revenue	20,361	18,986	8,830	7,978	3,672	3,550	606	1,238	33,469	31,752
Provision for (recovery of) credit losses	263	205	110	(174)	11	(41)	66	(91)	450	(101)
Insurance claims and related expenses	2,177	2,057	–	–	–	–	–	–	2,177	2,057

Non-interest expenses	8,758	8,091	4,944	4,800	2,231	2,051	2,163	2,187	18,096	17,129

Income (loss) before income taxes and share of net income from investment in Schwab	9,163	8,633	3,776	3,352	1,430	1,540	(1,623)	(858)	12,746	12,667
Provision for (recovery of) income taxes	2,420	2,289	460	393	366	390	(557)	(361)	2,689	2,711

Share of net income from investment in Schwab 3,4	–	–	765	652	–	–	(64)	(91)	701	561
Net income (loss)	$6,743	$6,344	$4,081	$3,611	$1,064	$1,150	$(1,130)	$(588)	$10,758	$10,517

1
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest
expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.

2	Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate segment.
3
The
after-tax
amounts for amortization of acquired intangibles and the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade are recorded in the Corporate segment.

4	The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to Note 7 for further details.
Total Assets by Business Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail	Wholesale Banking	Corporate	Total
	As at July 31, 2022
Total assets	$543,516	$576,952	$579,825	$140,518	$1,840,811

	As at October 31, 2021
Total assets	$509,436	$559,503	$514,681	$145,052	$1,728,672